CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Restricted Cash	¥ 2,643,587	¥ 2,355,850
Accounts receivable and contract assets, allowance	287,538	217,306
Financial assets receivable, allowance	432,658	322,094
Amounts due from related parties, current, allowance	99,962	10,333
Amounts due from related parties, non current, allowance	22,055	0
Loans receivable, net	9,844,481	7,500,629
Prepaid expenses and other assets	383,937	401,224
Accounts receivable and contract assets, net-noncurrent, allowance	28,374	38,521
Financial assets receivable, net-noncurrent, allowance	60,988	68,740
Loans receivable, net-noncurrent	¥ 2,859,349	¥ 87,685
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	315,433,018	309,833,035
Ordinary shares, outstanding (in shares) | shares	310,486,975	304,453,780
Consolidated Trusts
Restricted Cash	¥ 657,075	¥ 348,976
Loans receivable, net	8,646,950	6,447,233
Prepaid expenses and other assets	104,515	101,729
Loans receivable, net-noncurrent	¥ 1,829,804	¥ 37,157